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                                        October 4, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:       Prudential Allocation Fund
                    (Securities Act Registration No. 33-12531)
                    (Investment Company Registration No. 811-5055)

Ladies and Gentlemen:

          Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 15 and (ii) that the text of Post-Effective Amendment No. 15 was filed electronically on September 27, 1995.

                                        Prudential Allocation Fund

                                        By: /s/ Marguerite E.H. Morrison
                                           ------------------------------------
                                           Marguerite E.H. Morrison
                                           Assistant Secretary